Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions		12 Months Ended
	Jun. 08, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 23, 2021
Disclosure of classes of share capital [Line Items]
Intangible Assets (1)		$ 19	$ 78
Private Equity Investments (Note 37)		55	53
Other Equity Investments		0	77
Net Investment in Finance Leases		62	60
Long-Term Receivables and Prepaids		120	77
Precious Metals		86	85
Other		0	1
Other assets		342	431
Oil Sands
Disclosure of classes of share capital [Line Items]
Disposals, intangible assets other than goodwill		$ 49
Headwater Exploration Inc.
Disclosure of classes of share capital [Line Items]
Proceeds from disposal of oil and gas assets	$ 110
Headwater Exploration Inc.
Disclosure of classes of share capital [Line Items]
Other Equity Investments			$ 77
Consideration transferred in sale of non-current assets, warrants, amount				$ 30